Financial Investors Trust

1290 Broadway, Suite 1000

Denver, Colorado 80203

November 1, 2024

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Financial Investors Trust (the “Trust”)
File Nos. 33-72424, 811-8194
1933 Act Post-Effective Amendment No. 287

Dear Sir/Madam:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the final Prospectus and Statement of Additional Information with respect to the above-referenced Trust, effective October 30, 2024, does not differ from that filed electronically via EDGAR with 1933 Act Post-Effective Amendment No. 287 on October 30, 2024 (Accession Number 0001398344-24-019679).

The SEC Staff is requested to address any comments on this filing to Davis Graham & Stubbs LLP, counsel for the Trust, to the attention of Peter H. Schwartz at (303) 892-3781.

Sincerely,

/s/ Benjamin Winograd

Benjamin Winograd

Assistant Secretary

Enclosure

cc:	Peter H. Schwartz, Esq.
Davis Graham & Stubbs LLP